Employee Benefit Plan	12 Months Ended
Dec. 31, 2025
Employee Benefit Plan [Abstract]
EMPLOYEE BENEFIT PLAN

NOTE 9 — EMPLOYEE BENEFIT PLAN

The Company maintains a defined-contribution plan (the “401(k) Plan”). The 401(k) Plan covers all employees who meet defined minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis and an after-tax basis. Company contributions are discretionary, but a contribution was required for 2024 because the 401(k) plan was top heavy. The Company accrued contributions to the 401(k) Plan totaling $19,967 for the year ended December 31, 2024. No accrued contributions were recorded for the year ended December 31, 2025. These amounts are included in general and administrative expense in the accompanying statements of operations.